UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Financial Trends Strategy Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 74.6%
MONEY MARKET FUNDS - 74.6%
4,909,720	Fidelity Institutional Money Market Government Portfolio	$4,909,720
4,909,720	Fidelity Institutional Money Market Portfolio	4,909,720
4,909,721	Goldman Sachs Financial Square Government Fund	4,909,721
4,909,721	Goldman Sachs Financial Square Federal Fund	4,909,721
4,909,721	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	4,909,721
	TOTAL SHORT TERM INVESTMENTS (Cost $24,548,603)	$24,548,603

	TOTAL INVESTMENTS (Cost $24,548,603) - 74.6%	$24,548,603
	Other Assets in Excess of Liabilities - 25.4%	8,368,399
	TOTAL NET ASSETS - 100.0%	$32,917,002

Percentages are stated as a percent of net assets.

Financial Trends Strategy Fund
Long Equity Swap Contracts
July 31, 2009 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch	S&P Financial Trends Indicator	1,412	$ 1,590,955	4/15/2010	$ (9,085)
Merrill Lynch	S&P Financial Trends Indicator	178	200,286	4/22/2010	(826)
Merrill Lynch	S&P Financial Trends Indicator	794	875,194	4/30/2010	14,927
Merrill Lynch	S&P Financial Trends Indicator	810	900,113	5/6/2010	7,976
Merrill Lynch	S&P Financial Trends Indicator	541	600,437	5/7/2010	6,124
Merrill Lynch	S&P Financial Trends Indicator	137	150,330	5/20/2010	3,357
Merrill Lynch	S&P Financial Trends Indicator	436	474,882	6/10/2010	14,519
Merrill Lynch	S&P Financial Trends Indicator	682	749,538	6/11/2010	16,097
Merrill Lynch	S&P Financial Trends Indicator	3,015	3,299,495	6/17/2010	85,497
Merrill Lynch	S&P Financial Trends Indicator	414	449,972	6/18/2010	14,885
Merrill Lynch	S&P Financial Trends Indicator	366	399,753	6/23/2010	11,243
Merrill Lynch	S&P Financial Trends Indicator	4,759	5,249,615	6/24/2010	95,307
Merrill Lynch	S&P Financial Trends Indicator	1,522	1,700,241	7/1/2010	9,396
Merrill Lynch	S&P Financial Trends Indicator	982	1,099,752	7/2/2010	3,380
Merrill Lynch	S&P Financial Trends Indicator	617	699,598	7/7/2010	(6,484)
Merrill Lynch	S&P Financial Trends Indicator	1,058	1,199,962	7/9/2010	(11,210)
Merrill Lynch	S&P Financial Trends Indicator	883	1,000,024	7/13/2010	(7,863)
Merrill Lynch	S&P Financial Trends Indicator	616	700,195	7/14/2010	(8,023)
Merrill Lynch	S&P Financial Trends Indicator	2,108	2,399,382	7/15/2010	(30,396)
Merrill Lynch	S&P Financial Trends Indicator	1,155	1,299,849	7/20/2010	(1,747)
Merrill Lynch	S&P Financial Trends Indicator	445	499,784	7/22/2010	418
Merrill Lynch	S&P Financial Trends Indicator	714	799,908	7/27/2010	2,744
Merrill Lynch	S&P Financial Trends Indicator	1,229	1,379,289	7/29/2010	2,499
Merrill Lynch	S&P Financial Trends Indicator	711	799,719	8/3/2010	(258)
Merrill Lynch	S&P Financial Trends Indicator	901	999,714	8/12/2010	13,665
Merrill Lynch	S&P Financial Trends Indicator	718	799,759	8/18/2010	7,951
Merrill Lynch	S&P Financial Trends Indicator	888	999,577	8/19/2010	(502)
Merrill Lynch	S&P Financial Trends Indicator	798	899,801	8/26/2010	(1,746)
		28,889	$ 32,217,124		$ 231,845

Direxion/Wilshire Dynamic Fund
Schedule of Investments
July 31, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 46.3%
7,160	iPath Dow Jones-UBS Commodity Index Total Return ETN	$274,013
1	iShares Barclays 7-10 Year Treasury Bond Fund	91
3,814	iShares Barclays Treasury Inflation Protected Securities Bond Fund	386,511
4,194	iShares MCSI Pacific ex-Japan Index Fund	149,684
5,141	iShares MSCI Emerging Markets Index Fund	183,637
32,879	iShares MSCI Japan Index Fund	324,516
24,694	iShares MSCI United Kingdom Index Fund	353,865
2,614	iShares Russell 2000 Growth Index Fund	159,532
2,243	iShares Russell 2000 Value Index Fund	115,514
17,006	iShares S&P Europe 350 Index Fund	591,979
12,404	SPDR Barclays Capital High Yield Bond ETF	459,940
12,343	SPDR Barclays Capital International Treasury Bond ETF	695,775
12,506	SPDR Dow Jones REIT ETF	469,100
	TOTAL INVESTMENT COMPANIES (COST $3,502,262)	$4,164,157

Shares
SHORT TERM INVESTMENTS - 41.2%
MONEY MARKET FUNDS - 41.2%
739,605	Fidelity Institutional Money Market: Government Portfolio	$739,605
739,605	Fidelity Institutional Money Market: Money Market Portfolio	739,605
739,604	Goldman Sachs Financial Square Government Fund	739,604
739,604	Goldman Sachs Financial Square Federal Fund	739,604
739,604	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio	739,604
	TOTAL SHORT TERM INVESTMENTS (Cost $3,698,022)	$3,698,022

	TOTAL INVESTMENTS (Cost $7,200,284) - 87.5%	$7,862,179
	Assets in Excess of Other Liabilites - 12.5%	1,124,277
	TOTAL NET ASSETS - 100.0%	$8,986,456

Percentages are stated as a percent of net assets.

Direxion/Wilshire Dynamic Fund
Long Equity Swap Contracts
July 31, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	28,266	$ 2,855,336	1/4/2010	$ 81,191
Credit Suisse Capital, LLC	iShares Russell 1000 Growth Index Fund	32,072	1,204,294	1/4/2010	201,616
Credit Suisse Capital, LLC	iShares Russell 1000 Value Index Fund	26,089	1,146,313	1/4/2010	189,368
		86,427	$ 5,205,943		$ 472,175

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows*:

	Financial Trends Strategy Fund	Direxion/Wilshire Dynamic Fund
Cost of investments	$24,548,603	$7,200,284
Gross unrealized appreciation	357,641	1,106,622
Gross unrealized depreciation	(357,641)	(444,727)
Net unrealized appreciation/(depreciation)	$0	$661,895

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Direxion Funds
Valuation Measurements

The Funds have adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157")
and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative if fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

Financial Trends Strategy Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 24,548,603	$ -	$ -	$ 24,548,603

Other Financial Instruments*	$ -	$ 231,845	$ -	$ 231,845

Direxion/Wilshire Dynamic Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 4,164,157	$ -	$ -	$ 4,164,157

Short-Term Investments	$ 3,698,022	$ -	$ -	$ 3,698,022

Other Financial Instruments*	$ -	$ 472,175	$ -	$ 472,175

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds

By (Signature and Title)   /s/ Daniel D. O'Neill
                                                  Daniel D. O’Neill, President

Date       9/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Daniel D. O'Neill
                                                 Daniel D. O’Neill, President

Date      9/23/09

By (Signature and Title)*  /s/ Guy F. Talarico
                                                Guy F. Talarico, Principal Financial Officer

Date     9/23/09

* Print the name and title of each signing officer under his or her signature.